AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 10, 2000
                                                               File No. 33-45671
                                                               File No. 811-6557


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                      POST-EFFECTIVE AMENDMENT NO. 38                        [X]
                                       AND


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [ ]


                                 AMENDMENT NO. 40                            [X]


                                STI CLASSIC FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                               101 Federal Street
                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 342-5734

                                  Mark E. Nagle
                               C/o SEI Corporation
                            Oaks, Pennsylvania 19456
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
Richard W. Grant, Esquire                            W. John McGuire
Morgan, Lewis & Bockius LLP                          Morgan, Lewis & Bockius LLP
1701 Market Street                                   1800 M Street, N.W.
Philadelphia, PA  19103                              Washington, DC  20036

    It is proposed that this filing become effective (check appropriate box):


                        [X] Immediately upon filing pursuant to paragraph (b)
                        [ ] On [date] pursuant to paragraph (b)
                        [ ] 60 days after filing pursuant to paragraph (a)(1)
                        [ ] On [date] pursuant to paragraph (a)(1)
                        [ ] 75 days after filing pursuant to paragraph (a)(2)
                        [ ] On [date] pursuant to paragraph (a) of Rule 485.

                                STI CLASSIC FUNDSS

                       FOR PARTICIPANTS OF SUNTRUST BANKS
                           SPONSORED RETIREMENT PLANS

                                   PROSPECTUS
                                 OCTOBER 10, 2000

                          LIFE VISION CONSERVATIVE FUND

                               INVESTMENT ADVISER
                                  TO THE FUND:
                         TRUSCO CAPITAL MANAGEMENT, INC.

                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                   APPROVED OR DISAPPROVED THESE SECURITIES OR
                  PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment funds (Funds). The Funds have individual investment goals and strategies. The STI Classic Life Vision Funds offer asset allocation strategies that are implemented through investment in a mix of other STI Classic Funds that invest directly in stocks, bonds and other securities according to their own objectives and policies. This prospectus gives you important information about the Trust Shares of the Life Vision Conservative Fund (the "Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                          PAGE

     PRINCIPAL INVESTMENT STRATEGIES AND RISKS..............................4
     PERFORMANCE INFORMATION AND EXPENSES...................................5
     MORE INFORMATION ABOUT RISK............................................7
     MORE INFORMATION ABOUT FUND INVESTMENTS................................8
     INFORMATION ABOUT THE UNDERLYING STI CLASSIC FUNDS.....................8
     INVESTMENT ADVISER.....................................................9
     PURCHASING AND SELLING FUND SHARES.....................................9
     DIVIDENDS AND DISTRIBUTIONS...........................................11
     TAXES.................................................................11
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS.................................................12

--------------------------------------------------------------------------------
[BRIEFCASE GRAPHIC OMITTED] FUND SUMMARY
[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY
[INNERTUBE GRAPHIC OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND? [BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION
[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES
[MOUNTAINTOP GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS
[HANDSHAKE GRAPHIC OMITTED] PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using a professional investment adviser, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the underlying STI Classic Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the underlying STI Classic Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund and the underlying STI Classic Funds diversify their holdings.

The assets of the Fund will be allocated among underlying STI Classic Funds in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the underlying STI Classic Funds. The Fund has the ability to invest its assets allocated to a particular asset class in one or more of the underlying STI Classic Funds, which have different investment objectives, policies and risk characteristics. Although the Fund currently expects to invest in the underlying STI Classic Funds discussed in this STI Classic prospectus, the Adviser has the discretion to change the particular underlying STI Classic Funds used as investments by the Fund. If determined to be in the best interest of the Fund, the Adviser reserves the right to substitute or include other underlying STI Classic Funds, including underlying Funds that do not currently exist, if it determines that doing so is in the best interest of the Fund. The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

LIFE VISION CONSERVATIVE FUND

[BRIEFCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL

PRIMARY                                 High current income
SECONDARY                               Capital appreciation

INVESTMENT FOCUS                        Bond and equity funds


SHARE PRICE VOLATILITY                  Low

PRINCIPAL INVESTMENT STRATEGY           Investing pursuant to an asset
                                        allocation strategy in a combination of
                                        STI Classic Bond Funds, and to a lesser
                                        extent, Equity Funds

INVESTOR PROFILE                        Investors who want income from their
                                        investment, as well as an increase
                                        in its value, but want to reduce risk by limiting exposure to equity securities

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Conservative Fund principally invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's total assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                                                     INVESTMENT RANGE
                                                                    (PERCENTAGE OF THE
                                                                        LIFE VISION
                                                                    CONSERVATIVE FUND'S
        ASSET CLASS                                                       ASSETS)
        --------------------------------------------------------------------------------
        BOND FUNDS                                                        65-100%
          SHORT-TERM BOND FUND
          INVESTMENT GRADE BOND FUND
          U.S. GOVERNMENT SECURITIES FUND
        EQUITY FUNDS                                                       0-35%
          GROWTH AND INCOME FUND
          CAPITAL APPRECIATION FUND
          SMALL CAP VALUE EQUITY FUND
          SMALL CAP GROWTH STOCK FUND
        MONEY MARKET FUNDS                                                 0-20%
          PRIME QUALITY MONEY MARKET FUND
        --------------------------------------------------------------------------------
        Other STI Classic Funds may be utilized in the future.

Due to its investment strategy, the Fund holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

[INNERTUBE GRAPHIC OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The value of an investment in the Fund is based primarily on the performance of the underlying Funds and the allocation of the Fund's assets among them. The prices of an underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since the Fund may also purchase Equity Funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an underlying Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting Equity Funds too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Bond Funds during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

As of January 1, 2000, the Life Vision Conservative Fund had not commenced operations and therefore does not have a performance history.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THE FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                                  TRUST SHARES
-------------------------------------------------------------------------------

Investment Advisory Fees                                                  0.25%
Other Expenses*                                                           0.25%
                                                                          -----
Total Annual Fund Operating Expenses                                      0.50%

* Other Expenses are based on estimated amounts for the current year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 Year                        3 Years
             $139                          $434


FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. Actual expenses are expected to be lower because the Adviser is voluntarily waiving a portion of its fees. ESTIMATED ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.00% AND 0.25%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

The following sections describe some of the risks associated with certain underlying STI Classic Funds.


FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:


     CREDIT RISK

     The possibility that an issuer will be unable to make timely payments of either Principal or interest.


MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


INTERNATIONAL INVESTING RISK

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are likely to occur in these countries.


SMALL CAPITALIZATION RISK

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.


[MOUNTAINTOP GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the underlying STI Classic Funds within the percentage ranges set forth for each asset class. However, the Fund also may use other strategies and engage in other investment practices, which are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.


INFORMATION ABOUT THE UNDERLYING STI CLASSIC FUNDS

The Fund expects to invest in the following underlying STI Classic Funds. However, the Adviser may, in accordance with the Fund's investment objectives and policies, substitute or select additional underlying STI Classic Funds for investment.


UNDERLYING STI CLASSIC BOND FUNDS

SHORT-TERM BOND FUND - The Short-Term Bond Fund seeks high current income, while preserving capital by investing in investment grade U.S. government and corporate debt securities. The Fund's adviser attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk.


INVESTMENT GRADE BOND FUND - The Investment Grade Bond Fund seeks high total return through current income and capital appreciation, while preserving the principal amount invested by investing in investment grade U.S. government and corporate debt securities. The Fund's adviser attempts to identify relatively inexpensive securities in a selected market index.


U.S. GOVERNMENT SECURITIES FUND - The U.S. Government Securities Fund seeks high current income, while preserving capital by investing in mortgage-backed securities and U.S. Treasury obligations. The Fund's adviser attempts to increase income without adding undue risk.


UNDERLYING STI CLASSIC EQUITY FUNDS

GROWTH AND INCOME FUND - The Growth and Income Fund seeks primarily long-term capital appreciation and, secondarily, current income by investing in equity securities. The Fund's adviser attempts to identify securities of companies with market capitalizations of at least $1 billion with attractive valuation and/or above average momentum relative either to their sectors or the market as a whole.


CAPITAL APPRECIATION FUND - The Capital Appreciation Fund seeks capital appreciation by investing in U.S. common stocks. The Fund's adviser attempts to identify companies with above average growth potential.



SMALL CAP VALUE EQUITY FUND - The Small Cap Value Equity Fund seeks primarily capital appreciation and, secondarily, current income by investing in U.S. small cap common stocks. The Fund's adviser attempts to identify undervalued small cap stocks.



SMALL CAP GROWTH STOCK FUND - The Small Cap Growth Stock Fund seeks long-term capital appreciation by investing in U.S. small cap common stocks of growth companies. The Fund's adviser attempts to identify small cap companies with above average growth potential.


UNDERLYING STI CLASSIC MONEY MARKET FUND

PRIME QUALITY MONEY MARKET FUND - The Prime Quality Money Market Fund seeks high current income, while preserving capital and liquidity by investing in money market instruments. The Fund's adviser attempts to identify money market instruments with the most attractive risk/return trade-off.


INVESTMENT ADVISER


The Investment Adviser (the "Adviser") makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Fund. As of July 1, 2000, Trusco had approximately $47 billion in assets under management.


INVESTMENT TEAM

The Life Vision Conservative Fund is managed by a team of investment professionals. No one person is primarily responsible for making investment recommendations to the team.


[HANDSHAKE GRAPHIC OMITTED] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Fund.


HOW TO PURCHASE FUND SHARES

The Fund offers Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for its own or its customers' accounts for which it acts as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders. If you are no longer eligible to participate in a 401(k) plan that holds Trust Shares of the Fund on your behalf, you may exchange those shares for Investor Shares of the underlying Funds held by the Fund. There is no sales charge for such an exchange.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for the Fund, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.


FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.


HOW THE FUNDS CALCULATE NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with its financial institution or intermediary. The sale price of each share will be the next NAV determined after the Fund receives your request.


RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Adviser receives your request, but it may take up to seven days.


REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.


TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income quarterly. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 10, 2000, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE: Call 1-800-428-6970


BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                          LIFE VISION CONSERVATIVE FUND

                               INVESTMENT ADVISER:

                         TRUSCO CAPITAL MANAGEMENT, INC.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Life Vision Conservative Fund of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated October 10, 2000. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS
                                                                            PAGE
THE TRUST................................................................... B-2
ADDITIONAL INFORMATION ABOUT CERTAIN UNDERLYING FUNDS....................... B-4
DESCRIPTION OF THE UNDERLYING FUNDS' PERMITTED INVESTMENTS.................. B-7
INVESTMENT LIMITATIONS......................................................B-23
INVESTMENT ADVISER..........................................................B-26
THE ADMINISTRATOR...........................................................B-28
THE DISTRIBUTOR.............................................................B-28
THE TRANSFER AGENT..........................................................B-29
THE CUSTODIAN...............................................................B-29
CODES OF ETHICS.............................................................B-29
INDEPENDENT PUBLIC ACCOUNTANTS..............................................B-29
LEGAL COUNSEL...............................................................B-29
TRUSTEES AND OFFICERS OF THE TRUST..........................................B-29
PERFORMANCE INFORMATION.....................................................B-32
CALCULATION OF TOTAL RETURN.................................................B-32
PURCHASING SHARES...........................................................B-33
REDEEMING SHARES............................................................B-33
VALUATION OF SECURITIES.....................................................B-33
DETERMINATION OF NET ASSET VALUE............................................B-34
TAXES    ...................................................................B-34
FUND TRANSACTIONS...........................................................B-35
TRADING PRACTICES AND BROKERAGE.............................................B-36
DESCRIPTION OF SHARES.......................................................B-37
SHAREHOLDER LIABILITY.......................................................B-37
LIMITATION OF TRUSTEES' LIABILITY...........................................B-37


October 10, 2000
                                       B-1

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THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Funds through one, two or three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each share of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the Trust Shares of the Life Vision Conservative Fund (the "Fund").

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

STI CLASSIC LIFE VISION FUNDS (THE "LIFE VISION FUNDS")

The Life Vision Funds provide investors with the opportunity to pursue four distinct asset allocation strategies implemented through investments in shares of selected STI Classic Funds. By investing in the Life Vision Funds, investors have the opportunity to diversify and allocate their assets among the broad range of STI Classic Funds. The Adviser simplifies the diversification and asset allocation process by reviewing, analyzing, selecting, monitoring, reallocating and rebalancing each Life Vision Fund's holdings of STI Classic Funds for investors.

The assets of each Life Vision Fund will be allocated among underlying STI Classic Funds in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the underlying STI Classic Funds. Each Life Vision Fund has the ability to invest its assets allocated to a particular asset class in one or more of the underlying STI Classic Funds, which have differing investment objectives, policies and risk characteristics. The risks associated with investing in a Life Vision Fund will vary depending upon how the assets within its asset classes are allocated from time to time among the underlying STI Classic Funds. Although the Life Vision Funds currently expect to invest in a number of the underlying STI Classic Funds identified below, the Adviser has the discretion to change the particular STI Classic Funds used as underlying investments for the Life Vision Funds. If the Adviser determines in the future that it is in a Life Vision Fund's best interest, the Adviser may substitute or include other underlying STI Classic Funds, including STI Classic Funds that do not currently exist.

                         PRIME QUALITY MONEY MARKET FUND
                              SHORT-TERM BOND FUND
                           INVESTMENT GRADE BOND FUND
                         U.S. GOVERNMENT SECURITIES FUND
                            CAPITAL APPRECIATION FUND
                           SMALL CAP GROWTH STOCK FUND
                           SMALL CAP VALUE EQUITY FUND
                             GROWTH AND INCOME FUND

The investment objective of the Fund is set forth below. The Fund's objective, the asset allocation percentage ranges described below, the list of underlying STI Classic Funds described above, and those policies identified as non-fundamental may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's investment policies identified as fundamental may not be changed except by approval of the majority of the

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outstanding shares of the Fund. The Adviser will manage the Fund consistent with that Fund's investment objective and policies. There is no assurance that the Fund will achieve its investment objective.


LIFE VISION CONSERVATIVE FUND

The Fund seeks both capital appreciation and current income. Under normal market conditions, the Fund will invest primarily in shares of underlying STI Classic Funds that invest primarily in fixed-income securities, but may invest up to 35% of its total assets in shares of underlying STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.


GENERAL INVESTMENT POLICIES OF THE FUND

To achieve the Fund's investment objective, the Adviser will attempt to identify and select a diversified portfolio of underlying STI Classic Funds. In the selection process, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses. The Fund invests a percentage of its assets, within percentage ranges the Adviser believes appropriate, in select underlying STI Classic Funds, which are separately-managed series of the Trust. The percentages will reflect the extent to which the Fund invests in the particular market segment represented by each underlying fund in STI Classic Funds, and the varying degrees of potential investment risk and reward represented by each Fund's investments in those corresponding underlying funds. These percentage ranges may change when it is appropriate in light of the Fund's investment objective. The Fund may invest up to 100% of its assets in shares of the underlying STI Classic Funds. In addition, when the Adviser deems it appropriate, for temporary defensive purposes, the Fund may invest 100% of its assets directly in securities issued by the U.S. Government or its agencies or instrumentalities, repurchase agreements, short-term paper and shares of underlying STI Classic Funds that are money market funds (and shares of unaffiliated money market funds, as permitted by the SEC). To the extent that the Fund is engaged in temporary defensive investing, it will not be pursuing its investment objective. When the Adviser deems it appropriate, in order to meet liquidity needs, the Fund may invest its assets directly in securities issued by the U.S. Government or its agencies or instrumentalities, repurchase agreements, short-term paper and shares of underlying STI Classic Funds that are money market funds (and shares of unaffiliated money market funds, as permitted by the SEC). The following risk factors are associated with the Fund's investments in underlying STI Classic
Funds:

- When the Fund invests in underlying STI Classic Funds, shareholders will be exposed to the risks associated with investing in those underlying STI Classic Funds. Those risks include risks associated with investing in foreign securities, asset-backed securities, delayed delivery transactions, ADRs, mortgage-backed securities, repurchase agreements and reverse repurchase agreements.

- The Fund and the underlying STI Classic Funds have the same officers, Trustees and the same investment adviser, which may give rise to certain conflicts of interest.

- The Funds' investment performance is substantially related to the investment performance of the underlying STI Classic Funds.

- Investing in the underlying STI Classic Funds involves certain additional expenses that would not be present in a direct investment in the underlying STI Classic Funds. When the Fund invests in underlying STI Classic Funds, shareholders bear not only the Fund's expenses, but also the expenses of the underlying STI Classic Funds.

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ADDITIONAL INFORMATION ABOUT CERTAIN UNDERLYING FUNDS

EQUITY FUNDS

CAPITAL APPRECIATION FUND

The Capital Appreciation Fund invests primarily (at least 65% of its assets) in a diversified portfolio of common stocks, warrants, and securities convertible into common stocks of companies which the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting securities for the Fund, the Adviser will evaluate factors believed to affect capital appreciation such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team. Dividend and interest income should be considered incidental to the growth of capital. Under normal conditions, at least 65% of the total assets of the Fund will be invested in common stocks.

All of the common stocks in which the Fund invests are traded on registered exchanges or on the over-the-counter market in the United States. Assets of the Fund not invested in the securities described above may be invested in U.S. dollar denominated equity securities of foreign issuers (including sponsored American Depositary Receipts ("ADRs") that are traded on exchanges or listed on National Association of Securities Dealers Automated Quotations ("NASDAQ"); securities issued by money market mutual funds; pay-in-kind securities; and bonds. The bonds that the Fund may purchase may be rated in any rating category or may be unrated, provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by Standard & Poor's Corporation ("S&P"), rated below Baa by Moody's Investors Services, Inc. ("Moody's"), or of comparable quality not rated by S&P or Moody's. In addition, the Fund may invest up to 10% of its assets in restricted securities.


BOND FUNDS

INVESTMENT GRADE BOND FUND

The Investment Grade Bond Fund will invest only in those obligations deemed investment grade obligations rated BBB or better by S&P or Baa or better by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Adviser, including: corporate debt obligations; mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities; obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; custodial receipts involving U.S. Treasury obligations; securities of the government of Canada and its provincial and local governments; securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; obligations or supranational entities and sponsored ADRs that are traded on exchanges or listed on NASDAQ. Under normal market conditions, at least 65% of the Fund's total assets will be invested in corporate and government bonds and debentures. No more than 25% of the Fund's assets will be invested in securities rated BBB by S&P or Baa by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Adviser.

The Fund may purchase mortgage-backed securities issued or guaranteed as to the payment of principal and interest by the U.S. government, its agencies or instrumentalities or, subject to a limit of 35% of the Fund's assets, mortgage-backed securities issued by private issuers. These mortgage-backed securities may be backed or collateralized by fixed, adjustable or floating rate mortgages. The Fund may also invest in asset-backed securities which consist of securities backed by company receivables, truck and auto loans, leases, credit card receivables and home equity loans.

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In order to reduce interest rate risk, and subject to a general limit of 25% of the Fund's assets, the Fund may purchase floating or variable rate securities. Some floating or variable rate securities will be subject to interest rate "caps" or "floors." It may also buy securities on a when-issued basis, putable securities, medium term notes, and zero coupon securities. The Fund may also invest up to 10% of its assets in restricted securities, and may engage in futures and options.

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 4 to 10 years. In the case of mortgage related securities and asset-backed securities, maturity will be determined based on the expected average life of the security. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes. By so limiting the maturity of its investments, the Fund expects that its net asset value will experience less price movement in response to changes in interest rates than the net asset values of mutual funds investing in similar credit quality securities with longer maturities.


SHORT-TERM BOND FUND

Under normal market conditions, the Short-Term Bond Fund will invest solely in investment grade obligations rated BBB or better by S&P or Baa or better by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Adviser, consisting of: debt obligations of U.S. and foreign corporations; mortgage-backed securities; CMOs; asset-backed securities; obligations (including mortgage- backed securities) issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; and custodial receipts involving U.S. Treasury obligations; (including Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry System ("CUBES")). Under normal market conditions, at least 65% of the Fund's total assets will be invested in corporate and government bonds and debentures. No more than 25% of the Fund's assets will be invested in securities rated BBB by S&P or Baa by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase by the Adviser.

The Fund may purchase, without limitation, mortgage-backed securities issued or guaranteed as to the payment of principal and interest by the U.S. government, its agencies or instrumentalities and, subject to a limit of 25% of the Fund's assets, mortgage-backed securities issued by private issuers. These mortgage-backed securities may be backed or collateralized by fixed, adjustable or floating rate mortgages. The Fund may also invest in asset- backed securities, which consist of securities backed by company receivables, including: truck and auto loans; leases; credit card receivables; and home equity loans. The Fund will purchase mortgage-backed and asset- backed securities only if they are rated at least AA by S&P or Aa by Moody's or, if unrated, determined to be of comparable quality at the time of purchase by the Adviser.

The Fund may purchase securities on a when-issued basis and may acquire floating or variable rate securities, medium term notes, putable securities, and zero coupon securities. The Fund may also purchase securities issued by foreign governments and supranational agencies. The Fund may also invest in municipal securities when the Adviser feels it is consistent with the Fund's investment objective. The Fund will not invest in municipal securities unless the Adviser believes that the yield will be higher than the yield for comparable taxable investments in which the Fund is permitted to invest. The following quality criteria apply to the Fund's investments in municipal securities. The Fund's investments in municipal notes will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2, V-MIG-2 or better at the time of investment by Moody's, (iii) which are rated SP-2 or better at the time of investment by S&P, or (iv) which, if not rated, are of equivalent quality to MIG-2, V-MIG-2, SP-2 or better in the Adviser's judgment. The Fund's investment in municipal bonds will be limited to bonds rated BBB or better by S&P or Baa or better by Moody's, or, if not rated by S&P or Moody's, deemed by the Adviser to be of comparable quality. For the Fund's investments in other types of tax-exempt municipal investments, such as participation interests in municipal lease/purchase agreements, the quality of the underlying credit or of the bank providing a credit support arrangement must, in the Adviser's opinion, be equivalent to the municipal note or bond ratings stated above. The Fund is also authorized to invest up to 10% of its assets in restricted securities, including Rule 144A securities, that the Adviser determines are liquid under guidelines adopted by the Trust's Board of Trustees. The Fund may also enter into bond futures contracts and options on bond futures contracts and engage in securities lending.

The Fund intends to maintain a dollar-weighted average maturity of 4 years or less, and the maximum remaining maturity for any security held by the Fund is 7 1/2 years. Under normal market conditions, it is anticipated that the Fund's dollar-weighted average maturity will range from 2 to 4 years. In the case of mortgage-related securities and asset-backed securities, maturity will be determined based on the expected average life of the security. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes. By so limiting the maturity of its investments, the Fund expects that its net asset value will experience less price movement in response to changes in interest rates than the net asset values of mutual funds investing in similar credit quality securities with longer maturities.


U.S. GOVERNMENT SECURITIES FUND

Under normal market conditions, the Fund will invest primarily (at least 65% of its assets) in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued or guaranteed by U.S. government agencies such as the GNMA, the FNMA or the FHLMC. Mortgage-backed securities consisting of CMOs and REMICs purchased by the Fund will be issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities or, if issued by private issuers, rated in one of the two highest rating categories by a NRSRO.

The principal governmental issuers or guarantors of mortgage-backed securities are GNMA, FNMA and FHLMC. Obligations of GNMA are backed by the full faith and credit of the U.S. government while obligations of FNMA and FHLMC are supported by the respective agency only. The Fund may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages.

Mortgage-backed securities that are not issued or guaranteed by the U.S. government, its agencies or instrumentalities, including securities normally issued by a governmental entity (such as the Resolution Trust Corporation), are not obligations of a governmental entity and thus may bear a risk of nonpayment. The timely payment of principal and interest normally is supported, at least partially, by various forms of insurance or guarantees. There can be no assurance, however, that such credit enhancement will support full payment of the principal and interest on such obligations. The average maturity of the Fund's investment portfolio will typically range from 7 to 14 years.

With respect to the remaining 35% of its assets, the Fund may invest in corporate or government bonds that carry a rating of Baa or better by Moody's or BBB or better by S&P, or that are deemed by the Adviser to be of comparable quality, including: commercial paper rated at the time of purchase within the two highest ratings categories of an NRSRO; bankers' acceptances; certificates of deposit and time deposits; and U.S. Treasury obligations, which include custodial receipts and repurchase agreements involving securities that constitute permissible investments for the Fund. The Fund intends to invest in privately issued, mortgage-backed securities only if they are rated in one of the two highest rating categories by an NRSRO.

The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment for such securities generally takes place after the customary securities settlement period. The Fund may purchase floating or variable rate securities, and may engage in dollar rolls.

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MONEY MARKET FUNDS

PRIME QUALITY MONEY MARKET FUND

The Prime Quality Money Market Fund will invest in money market instruments denominated in U.S. dollars consisting of (i) U.S. Treasury obligations; (ii) custodial receipts representing interests in component parts of U.S. Treasury obligations; (iii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government; (iv) commercial paper issued by domestic and foreign issuers rated in the highest short-term rating category by one or more NRSROs or, if not rated, determined by the Adviser to be of comparable quality; (v) high quality obligations (including certificates of deposit, time deposits, bankers' acceptances, Eurodollar and Yankee bank obligations) of U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks or savings and loan and thrift institutions that are members of the Federal Reserve System, the Federal Deposit Insurance Corporation, or the Federal Savings and Loan Insurance Corporation; (vi) high quality short-term corporate obligations issued by companies with commercial paper meeting the ratings indicated in (iv), above, or, if not rated, determined by the Adviser to be of comparable quality; (vii) repurchase agreements involving such obligations; (viii) high quality obligations of supranational entities satisfying the credit ratings described in
(iv), above, or, if not rated, determined by the Adviser to be of comparable quality; and (ix) medium term notes. The Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. Banks and London branches of foreign banks. The Fund may purchase securities subject to standby commitments. As a money market fund, the Fund is subject to limitations on the percentage of its assets that may be invested in any one issuer and on the percentage that may be invested in securities carrying the second highest rating assigned by the requisite NRSROs.


DESCRIPTION OF THE UNDERLYING FUNDS' PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

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Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

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CONVERTIBLE SECURITIES

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

EURO-DOMINATED SECURITIES

Effective January 1, 1999, 11 of the 15 member states of the European Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each Fund will treat the euro as a separate currency from that of any member state.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

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The new European Central Bank has control over each country's monetary policies.
Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which a Fund may invest insofar as price sources based upon current currencies of the member states will be replaced, and market conventions, such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each Fund's euro-denominated investments.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS

Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index and International Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index and International Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index and International Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Adviser does not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by S&P or Baa by Moody's, or their unrated equivalents. The risks associated with investing in high yield securities include:

         (i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

         (ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

         (iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

         (iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

         GOVERNMENT PASS-THROUGH SECURITIES

         These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage- backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

         Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.
         Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

         PRIVATE PASS-THROUGH SECURITIES

         Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

         CMOS

         CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICS

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

         Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by

         Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

         STRIPPED MORTGAGE-BACKED SECURITIES

         Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest- only" security (IO) receives interest payments from the same underlying security.

         The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

         DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

         Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Fund's Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (SEE "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES

         MUNICIPAL BONDS include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

         MUNICIPAL NOTES consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

         Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding 7 days may be deemed to be an illiquid security subject to the Fund's investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

         Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between 1 and 9 months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for 3 "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).


RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. The Funds may invest in restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the money market funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Trust's Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

All Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Further, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. An obligation a Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Funds will enter into swaps only with counterparties believed to be creditworthy.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through STRIPS or CUBES.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before 1 year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

INVESTMENT LIMITATIONS

The following are fundamental policies of the Fund and the underlying Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

STI CLASSIC LIFE VISION CONSERVATIVE FUND

The Fund may not:

1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by investment companies) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that the Fund may invest more than 25% of its assets without regard to this restrictions permitted by applicable law.

2. Borrow money, except that the Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets;

3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC");

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In addition, the Fund may not invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, the Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. The Fund may invest up to 100% of its assets in securities issued by investment companies;

6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business);

7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments; and

8. Lend any security or make any other loan, except as permitted by the 1940 Act.


ALL UNDERLYING FUNDS MAY NOT:

 1.      Acquire more than 10% of the voting securities of any one issuer.

 2.      Invest in companies for the purpose of exercising control.

         Note: Policies 1 and 2 above apply with respect to 50% of each of the Maryland Municipal Bond, Virginia Intermediate Municipal Bond and Virginia Municipal Bond Funds' total assets.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies;
         (b) a Fund may enter into repurchase agreements, and (c) the Bond Funds, U.S. Government Securities Fund, Small Cap Value Equity Fund and Value Income Stock Fund, and may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

 6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that each Bond Fund may purchase mortgage-backed and other mortgage- related securities, including collateralized mortgage obligations and REMICs). However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

 7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

 8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

 9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the 1940 Act and the rules and regulations thereunder, except that the U.S. Government Securities and Small Cap Value Equity Funds' purchases of investment company shares are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a

         Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

12. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities or tax- exempt securities issued by governments or political subdivisions of governments and, with respect to only the Money Market Funds, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided to according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

NON-FUNDAMENTAL POLICIES

Neither the Fund nor the Underlying Funds may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market Fund) would be invested in illiquid securities.

The Fund does not currently intend to purchase securities on margin, except that a Fund may obtain such short- term credits as are necessary for the clearance of transactions.

The Fund does not currently intend to sell securities short.

The Fund does not currently intend to purchase or sell futures contracts or put or call options.

The Fund may not invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


INVESTMENT ADVISER

The investment adviser makes investment decisions for the Funds continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of July 1, 2000, Trusco had approximately $47 billion in assets under management.

For periods prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc. served as investment adviser to the Capital Appreciation Fund, Investment Grade Bond Fund and Small Cap Value Equity Fund.

On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000 SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreements, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For its advisory services, Trusco Capital Management, Inc. is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of: 1.15% of the average daily net assets of the Capital Appreciation Fund and Small Cap Value Equity Fund, .74% of the average daily net assets of the Investment Grade Bond Fund, .90% of the average daily net assets of the Growth and Income Fund, .65% of the average daily net assets of the, Prime Quality Money Market Fund, Short-Term Bond Fund, 1.15% of the average daily net assets of the Small Cap Growth Stock Fund, .74% of the average daily net assets of the U.S. Government Securities Fund, and .25% of the average daily net assets of the Life Vision Conservative Fund.

The Adviser has agreed to waive its fees or reimburse expenses in order to limit the underlying Fund's and Fund expenses.

BANKING LAWS

Current interpretations of federal banking laws and regulations:
o prohibit SunTrust and the Adviser from sponsoring, organizing, controlling, or distributing the Funds' shares; but
o do not prohibit SunTrust or the Adviser generally from acting as an investment Adviser, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Adviser believes that they may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Adviser from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Adviser, or its affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Adviser, or its affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Inter-national Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.


THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.


THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the eligible underlying Funds.


CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the Securities and Exchange Commission, and are available to the public.


INDEPENDENT PUBLIC ACCOUNTANTS


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

THOMAS GALLAGHER (11/25/47) - Trustee* - President, Genuine Parts Company Wholesale Distribution, 1970 - present; Director, National Service Industries; Director, Oxford Industries.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

JAMES O. ROBBINS (7/4/42) - Trustee - President and Chief Executive Officer, Cox Communications, Inc., 1983 - present; Director, NCR; Director, Cox Communications.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

MARK NAGLE (10/20/59) - President - President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995-November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981- September 1995.

JENNIFER E. SPRATLEY, CPA (2/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager at Ernst & Young LLP, 1991-1999.

JAMES R. FOGGO (02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

TIMOTHY D. BARTO (3/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads 1997-1999. Associate at Richter, Miller & Finn 1994-1997.

TODD B. CIPPERMAN (2/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments since 2000. Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

CHRISTINE M. MCCULLOUGH (12/2/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary -1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), Associate at Morgan, Lewis & Bockius LLP (law firm) since 1993. Counsel to the Trust, Administrator and Distributor since 1995.

--------------------------------
* Messrs. Gallagher, Goodrum, Looney and McNair may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.


The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year ended May 31, 2000, the Trust paid the following amounts to Trustees and Officers of the Trust:


                                    AGGREGATE                PENSION OR               ESTIMATED            TOTAL COMPENSATION
      NAME OF PERSON,              COMPENSATION          RETIREMENT BENEFITS           ANNUAL              FROM FUND AND FUND
          POSITION                  FROM FUND            ACCRUED AS PART OF         BENEFITS UPON           COMPLEX PAID TO
                                                            FUND EXPENSES            RETIREMENT                 TRUSTEES

=============================================================================================================================
Thomas Gallagher,                    $ 6,000                     N/A                     N/A          $6,500 for service on
Trustee#                                                                                              two boards
-----------------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum,                   $16,500                     N/A                     N/A          $18,000 for service on
Trustee+                                                                                              two boards
-----------------------------------------------------------------------------------------------------------------------------
Wilton Looney,                       $26,000                     N/A                     N/A          $28,000 for service on
Trustee                                                                                               two boards
-----------------------------------------------------------------------------------------------------------------------------
Champney A. McNair,                  $24,000                     N/A                     N/A          $26,000 for service on
Trustee+                                                                                              two boards
-----------------------------------------------------------------------------------------------------------------------------


                                    AGGREGATE                PENSION OR               ESTIMATED            TOTAL COMPENSATION
      NAME OF PERSON,              COMPENSATION          RETIREMENT BENEFITS           ANNUAL              FROM FUND AND FUND
         POSITION                   FROM FUND            ACCRUED AS PART OF         BENEFITS UPON           COMPLEX PAID TO
                                                            FUND EXPENSES            RETIREMENT                 TRUSTEES

=============================================================================================================================
F. Wendell Gooch,                    $25,500                     N/A                     N/A          $27,500 for service on
Trustee                                                                                               two boards
-----------------------------------------------------------------------------------------------------------------------------
T. Gordy Germany,                    $25,500                     N/A                     N/A          $27,500 for service on
Trustee+                                                                                              two boards
-----------------------------------------------------------------------------------------------------------------------------
James O. Robbins,                    $ 4,500                     N/A                     N/A          $4,500 for service on
Trustee#                                                                                              two boards
-----------------------------------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger,               $25,500                     N/A                     N/A          $27,500 for service on
Trustee                                                                                               two boards
-----------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton,                  $25,500                     N/A                     N/A          $27,500 for service on
Trustee                                                                                               two boards
-----------------------------------------------------------------------------------------------------------------------------
William H. Cammack,                    $ 0                       N/A                     N/A          $0 for service on two
Trustee*                                                                                              boards
-----------------------------------------------------------------------------------------------------------------------------

* Mr. Cammack resigned as a Trustee of the Trust on May 16, 2000.

# Messrs. Robbins and Gallagher did not serve as Trustees for a full year during the most recent fiscal year.

+ Pursuant to the Board's retirement policy, Messrs. Germany, Goodrum, McNair and Dr. Sliger will retire on November 18, 2000. Immediately thereafter, the five remaining Trustees will constitute the entire Board of Trustees.


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS

The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


CALCULATION OF TOTAL RETURN

From time to time, the Conservative Fund may advertise total return. In particular, total return will be calculated according to the following formula:
P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Adviser in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

PURCHASING SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of the Conservative Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders may be institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

VALUATION OF SECURITIES

The assets of the Fund consist primarily of shares of the underlying Funds, which are valued at their respective net asset values. The net asset value ("NAV") per share of each of the underlying Funds is determined by dividing the total market value of such Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of that Fund.

Excluding shares of the underlying Funds, Fund securities are valued at the last quoted sales price for such securities, or, if there is no such reported sales price on the valuation date, at the most recent quoted bid price. Securities and other assets available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

A pricing service may be used to obtain last sale prices of each security held. Valuations of Fund securities furnished by the pricing service employed by the Fund are based upon a computerized matrix system and/or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Trust and its pricing agent under general supervision of the Board of Trustees. There are a number of pricing services available, and the Board of Trustees, on the basis of ongoing evaluation of these services, may obtain quotes directly from broker-dealers or market makers, may use other pricing services or discontinue the use of any pricing service in whole or in part.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's NAV at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends.

The securities of the Bond and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, the Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker- dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 38

Item 23.  Exhibits:


(a) Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.


(b) Amended and Restated By-Laws - incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.



(c)       Not applicable.
(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(2) Investment Advisory Agreement with American National Bank and Trust Company as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as
          originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(4)    Investment  Advisory  Agreement  with Trust  Company  Bank (now Trusco
          Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.
(d)(5) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated May 24, 1999 - incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(d)(6) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 - incorporated by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.
(d)(7) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated March 27, 2000 - incorporated by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(e) Distribution Agreement dated May 26, 1992 - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(f)       Not applicable.
(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Custodian Agreement with the Bank of California incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.


(i) Opinion and Consent of Counsel - incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.
(j)       Not applicable.


(k)       Not applicable.
(l)       Not applicable.
(m)(1)    Distribution  Plan - Investor  Class -  incorporated  by  reference to
          Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(n)(1) Rule 18f-3 Plan - incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(n)(2) Certificate of Class Designation - incorporated by reference to Exhibit (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.


(o) Powers of Attorney - incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.

(p)(1) Code of Ethics for STI Classic Funds - incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR
          Accession   No.  0000916641-00-000365 on March 28, 2000.
(p)(2)    Code of SEI Investments Company - incorporated by reference to Exhibit
          (p)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR
          Accession   No. 0000916641-00-000365 on March 28, 2000.
(p)(3) Code of Ethics for Trusco Capital Management, Inc. - incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.

(p)(4) Code of Ethics for Trusco Capital Management, Inc. - incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.


Item 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


---------------------------------------------    --------------------------------   -------------------------
                                                 Name of                            Connection with
Name                                             Other Company                      Other Company
---------------------------------------------    --------------------------------   -------------------------
TRUSCO CAPITAL MANAGEMENT, INC.

E. Jenner Wood, III
Director                                         SunTrust Banks, Inc.               Executive Vice President

Donald W. Thurmond
Director                                         SunTrust Bank, Atlanta             Executive Vice President

Douglas S. Phillips
President/CEO/Director                                 --

Paul L. Robertson, III
Executive Vice President/Secretary/Treasurer           --

Andrew J. Muldoon, III
Executive Vice President                               --

Robert J. Rhodes
Executive Vice President                               --
---------------------------------------------    --------------------------------   -------------------------


---------------------------------------------    --------------------------------   -------------------------
                                                 Name of                            Connection with
Name                                             Other Company                      Other Company
---------------------------------------------    --------------------------------   -------------------------
Bob M. Farmer
Managing Director                                      --

Alan M. Gayle
Managing Director                                      --

Gay B. Cash
Vice President                                   SunTrust Bank, Atlanta             First Vice President

C. William Cherry, Jr.
Vice President                                         --


Eunice Gillespie
Vice President                                         --

Wayne G. Larochelle
Managing Director                                      --

Stuart L. Oglesby
Vice President                                         --

Josie C. Rosson
Vice President                                         --

John H. Stebbins
Vice President                                         --
---------------------------------------------    --------------------------------   -------------------------


---------------------------------------------    --------------------------------   -------------------------
                                                 Name of                            Connection with
Name                                             Other Company                      Other Company
---------------------------------------------    --------------------------------   -------------------------
J. Kurt Wood
Vice President                                         --

Charles B. Arrington
Vice President                                         --

Brett L. Barner
Vice President                                         --

Shane Coldren
Vice President                                         --

Larry M. Cole
Managing Director                                      --

J. Chadwick Deakins
Vice President                                         --

James R. Dillon, Jr.
Managing Director                                      --

Martin J. Duffy
Vice President                                         --

James P. Foster
Vice President                                         --

Mark D. Garfinkel
Vice President                                         --

John M. Hamlin
Vice President                                         --

Peter P. Hardy
Vice President                                         --

Christopher A. Jones
Managing Director                                      --

Alan S. Kelley
Vice President                                         --

Jeffrey E. Markunas
Managing Director                                      --

Kurt T. Momand
Managing Director                                      --

Peter T. Montgomery
Vice President                                         --

Jonathan C. Mote
Vice President                                         --

Steven A. Noone
Managing Director                                      --

Sheri L. Paquette
Vice President                                         --

Elliott A. Perny
Managing Director                                      --
---------------------------------------------    --------------------------------   -------------------------


---------------------------------------------    --------------------------------   -------------------------
                                                 Name of                            Connection with
Name                                             Other Company                      Other Company
---------------------------------------------    --------------------------------   -------------------------
Joe E. Ransom
Managing Director                                      --

Mills A. Riddick
Managing Director                                      --

Marc H. Schneidau
Vice President                                         --

George D. Smith, Jr.
Vice President                                         --

William L. Wilson, Jr.
Vice President                                         --

Jennifer M. Constine
Vice President                                         --

L. Earl Denney
Managing Director                                      --

Charles B. Leonard
Managing Director                                      --
---------------------------------------------    --------------------------------   -------------------------


---------------------------------------------    --------------------------------   -------------------------
                                                 Name of                            Connection with
Name                                             Other Company                      Other Company
---------------------------------------------    --------------------------------   -------------------------
Agnes G. Pampush
Managing Director                                      --

Neil J. Powers
Managing Director                                      --

Boyce G. Reid
Vice President                                         --

J. Buist Richardson
Vice President                                         --

Ronald H. Schwartz
Managing Director                                      --

Garrett P. Smith
Managing Director                                      --

David E. West
Managing Director                                      --

Robert S. Bowman
Vice President                                         --

Casey C. Brogdon
Managing Director                                      --

Robert W. Corner
Vice President                                         --

James E. Kofron
Vice President                                         --
---------------------------------------------    --------------------------------   -------------------------


---------------------------------------------    --------------------------------   -------------------------
                                                 Name of                            Connection with
Name                                             Other Company                      Other Company
---------------------------------------------    --------------------------------   -------------------------
Kimberly C. Maichle
Vice President                                         --

Teresa W. Phillips
Vice President                                         --

E. Sonny Surkin
Vice President                                         --

David S. Yealy
Managing Director                                      --

Frances J. Aylor
Vice President                                         --

Edward E. Best
Managing Director                                      --

Neil L. Halpert
Vice President                                         --

Christian G. Koch
Vice President                                         --

Kar Ming Leong
Vice President                                         --

Daniel J. Lewis
Vice President                                         --

R. Douglas Mitchell
Vice President                                         --

Elizabeth G. Pola
Managing Director                                      --

Glenn H. Shaw
Vice President                                         --

Rebekah R. Alley
Vice President                                         --

Charles Guilfoyle
Vice President                                         --

Celia S. Stanley
Vice President                                         --

Natalie Wright
Vice President                                         --

Stephen M. Yarbrough
Managing Director                                      --

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                            July 15, 1982
         SEI Liquid Asset Trust                            November 29, 1982
         SEI Tax Exempt Trust                              December 3, 1982
         SEI Index Funds                                   July 10, 1985
         SEI Institutional Managed Trust                   January 22, 1987
         SEI Institutional International Trust             August 30, 1988
         The Advisors' Inner Circle Fund                   November 14, 1991
         The Pillar Funds                                  February 28, 1992
         CUFUND                                            May 1, 1992
         First American Funds, Inc.                        November 1, 1992
         First American Investment Funds, Inc.             November 1, 1992
         The Arbor Fund                                    January 28, 1993
         The PBHG Funds, Inc.                              July 16, 1993
         The Achievement Funds Trust                       December 27, 1994
         Bishop Street Funds                               January 27, 1995
         STI Classic Variable Trust                        August 18, 1995
         ARK Funds                                         November 1, 1995
         Huntington Funds                                  January 11, 1996
         SEI Asset Allocation Trust                        April 1, 1996
         TIP Funds                                         April 28, 1996
         SEI Institutional Investments Trust               June 14, 1996
         First American Strategy Funds, Inc.               October 1, 1996
         HighMark Funds                                    February 15, 1997
         Armada Funds                                      March 8, 1997
         PBHG Insurance Series Fund, Inc.                  April 1, 1997
         The Expedition Funds                              June 9, 1997
         Alpha Select Funds                                January 1, 1998
         Oak Associates Funds                              February 27, 1998
         The Nevis Fund, Inc.                              June 29, 1998
         CNI Charter Funds                                 April 1, 1999
         The Armada Advantage Fund                         May 1, 1999
         Amerindo Funds Inc.                               July 13, 1999
         Huntington VA Funds                               October 15, 1999
         Friends Ivory Funds                               December 16, 1999
         SEI Insurance Products Trust                      March 29, 2000
         Pitcairn Funds                                    August 1, 2000

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       -------------------                                          ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                      Vice President & Assistant Secretary
Leo J. Dolan, Jr.          Senior Vice President                                                 --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Hartland J. McKeown        Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                         Vice President & Assistant Secretary
S. Courtney E. Collier     Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
James R. Foggo             Vice President  & Assistant Secretary                        Vice President & Assistant Secretary
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                         Vice President & Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine M. McCullough    Vice President & Assistant Secretary                         Vice President & Assistant Secretary
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                               President
Joanne Nelson              Vice President                                                        --



                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       -------------------                                          ---------------------

Cynthia M. Parrish         Vice President & Secretary                                            --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Lori L. White              Vice President & Assistant Secretary                                  --


Item 28.   Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         Trust Company Bank
         Park Place
         P.O. Box 105504
         Atlanta, Georgia  30348

         Bank of New York
         One Wall Street
         New York, New York
         (International Equity Index Fund and International Equity Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Mutual Funds Services
         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

         Trusco Capital Management
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         Trusco Capital Management
         25 Park Place
         Atlanta, Georgia  30303

Item 29.   Management Services: None.

Item 30.   Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 10th day of October, 2000.




                                                     By:              *
                                                           ---------------------
                                                           Mark Nagle, President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.



                      *                                             Trustee                      October 10, 2000
--------------------------------------------------
           F. Wendell Gooch

                      *                                             Trustee                      October 10, 2000
--------------------------------------------------
           Daniel S. Goodrum

                      *                                             Trustee                      October 10, 2000
--------------------------------------------------
           Wilton Looney

                      *                                             Trustee                      October 10, 2000
--------------------------------------------------
           Champney A. McNair

                      *                                             Trustee                      October 10, 2000
--------------------------------------------------
           T. Gordy Germany

                      *                                             Trustee                      October 10, 2000
--------------------------------------------------
           Bernard F. Sliger

                      *                                             Trustee                      October 10, 2000
--------------------------------------------------
           Jonathan T. Walton

                      *                                             Trustee                      October 10, 2000
--------------------------------------------------
           James O. Robbins

                      *                                             Trustee                      October 10, 2000
--------------------------------------------------
           Thomas Gallagher

                      *                                             President                    October 10, 2000
--------------------------------------------------
           Mark Nagle

                      *                                             Treasurer & Chief            October 10, 2000
--------------------------------------------------                  Financial Officer
           Jennifer Spratley


  * By:   /s/ Todd B. Cippermen
          ---------------------------------------
          Todd B. Cippermen, With Power of Attorney




                                  EXHIBIT INDEX


NUMBER            EXHIBIT


EX-99.A Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.



 EX-99.B          Amended and Restated  By-Laws - incorporated  by reference to
                  Exhibit  (b)  of   Post-Effective   Amendment  No. 37  to  the
                  Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.



EX-99.C           Not applicable.
EX-99.D1          Revised  Investment  Advisory  Agreement  with Trusco  Capital
                  Management,   Inc.  as  originally  filed  with   Registrant's
                  Post-Effective  Amendment  No.  5 filed  August  2,  1993  and incorporated  by reference  to Exhibit 5(c) of  Post-Effective
                  Amendment No. 15 to the  Registrant's  Registration  Statement
                  filed    with    the   SEC    via    EDGAR    Accession    No.
                  0000912057-96-015938 on July 31, 1996.
EX-99.D2          Investment  Advisory Agreement with American National Bank and
                  Trust   Company  as   originally   filed   with   Registrant's
                  Post-Effective  Amendment  No. 6 filed October 22, 1993 and as
                  Exhibit  5(d)  of  Post-Effective  Amendment  No.  15  to  the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D3          Investment   Advisory   Agreement   with  Sun   Bank   Capital
                  Management,   National   Association   (now   Trusco   Capital
                  Management,   Inc.)  as  originally  filed  with  Registrant's
                  Post-Effective  Amendment  No. 6 filed  October  22,  1993 and incorporated  by reference  to Exhibit 5(e) of  Post-Effective
                  Amendment No. 15 to the  Registrant's  Registration  Statement
                  filed    with    the   SEC    via    EDGAR    Accession    No.
                  0000912057-96-015938 on July 31, 1996.
EX-99.D4          Investment  Advisory  Agreement  with Trust  Company Bank (now
                  Trusco  Capital  Management,  Inc.) as  originally  filed with
                  Registrant's  Post-Effective Amendment No. 6 filed October 22,
                  1993  and   incorporated  by  reference  to  Exhibit  D(4)  of
                  Post-Effective  Amendment No. 24 to the Registrant's Statement
                  filed    with    the   SEC    via    EDGAR    Accession    No.
                  0001047469-98-028802 on July 30, 1998.
EX-99.D5          Revised  Schedule  A  to  the  Revised   Investment   Advisory
                  Agreement with Trusco Capital  Management,  Inc. dated May 24,
                  1999  -   incorporated   by  reference  to  the   Registrant's
                  Post-Effective   Amendment   No.   32  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0001047469-99-037088 on September 28, 1999.
EX-99.D6          Revised  Schedule  A  to  the  Revised   Investment   Advisory
                  Agreement with Trusco Capital  Management,  Inc. dated October
                  1,  1999 -  incorporated  by  reference  to  the  Registrant's
                  Post-Effective   Amendment   No.   33  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-99-007899 on December 1, 1999.
EX-99.D7          Revised  Schedule  A  to  the  Revised   Investment   Advisory
                  Agreement with Trusco Capital Management, Inc. dated March 27,
                  2000  -   incorporated   by  reference  to  the   Registrant's
                  Post-Effective   Amendment   No.   35  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000916641-00-000365 on March 28, 2000.
EX-99.E           Distribution  Agreement  dated May 26, 1992 - incorporated  by reference to Exhibit 6 of  Post-Effective  Amendment No. 16 to
                  the Registrant's Registration Statement filed with the SEC via
                  EDGAR  Accession  No.  0000912057-96-021336  on September  27,
                  1996.
EX-99.F           Not applicable.
EX-99.G1          Custodian  Agreement with Trust Company Bank dated February 1,
                  1994  originally   filed  with   Registrant's   Post-Effective
                  Amendment No. 13 filed September 28, 1995 and  incorporated by reference to Exhibit 8(b) of  Post-Effective  Amendment No. 15
                  to the Registrant's  Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.G2          Custodian  Agreement with the Bank of California  incorporated by reference to Exhibit 8(a) of  Post-Effective  Amendment No.
                  15 to the Registrant's  Registration  Statement filed with the
                  SEC via EDGAR Accession No.  0000912057-96-015938  on July 31,
                  1996.
EX-99.G3          Fourth  Amendment  to  Custodian  Agreement by and between STI
                  Trust & Investment  Operations,  Inc. and The Bank of New York
                  dated May 6, 1997 incorporated by reference to Exhibit 8(d) of
                  Post-Effective   Amendment   No.   21  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-97-032207 on September 30, 1997.

EX-99.H1 Transfer Agent Agreement with Federated Services Company dated May 14, 1994 originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H2 Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - Incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
EX-99.H3 Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.


EX-99.I           Opinion and Consent of Counsel - incorporated by reference  to
                  Exhibit  (i)  of  Post-Effective  Amendment  No.  37   to  the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR  Accession   No.  0000935069-00-000528  on September 22,
                  2000.
EX-99.J           Not applicable.


EX-99.L           Not applicable.
EX-99.M1          Distribution Plan - Investor Class - incorporated by reference to  Exhibit  15 of  Post-Effective  Amendment  No.  16 to  the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR  Accession  No.  0000912057-96-021336  on September  27,
                  1996.
EX-99.M2          Distribution  and  Service  Agreement  relating to Flex Shares dated May 29,  1995 -  originally  filed  with  Post-Effective
                  Amendment  No. 12 filed  August 17, 1995 and  incorporated  by reference to Exhibit 15(a) of Post-Effective  Amendment No. 15
                  to the Registrant's  Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.N1          Rule 18f-3 Plan - incorporated  by reference to Exhibit (o) of
                  Post-Effective   Amendment   No.   23  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0001047469-98-027407 on July 15, 1998.
EX-99.N2          Certificate of Class  Designation - incorporated  by reference to Exhibit  (o)(1) of  Post-Effective  Amendment No. 27 to the
                  Registrant's  Statement filed with the SEC via EDGAR Accession
                  No. 0001047469-99-009731 on April 15, 1999.


EX-99.O Powers of Attorney - incorporated by reference to Exhibit(o) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.


EX-99.P1 Code of Ethics for STI Classic Funds - incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
EX-99.P2 Code of SEI Investments Company - incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
EX-99.P3 Code of Ethics for Trusco Capital Management, Inc. - incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00 000365 on March 28, 2000.


EX-99.P4 Code of Ethics for Trusco Capital Management, Inc. - incor-porated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.